Accumulated Losses - Disclosure of Detailed Information About Retained Earnings Accumulated Losses (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020		Jan. 31, 2020		Jan. 31, 2019	Jan. 31, 2018
Fair value gain loss on convertible notes derivative
Accumulated losses at the beginning of the financial year			$ (121,651)		$ (72,431)
Impact of IFRS 16			(639)
Loss for the period	$ (54,305)		(54,305)		(49,220)	$ (37,593)
Accumulated losses at end of the financial year	$ (176,595)	[1]	$ (176,595)	[1]	$ (121,651)	$ (72,431)

[1]	Includes $639k opening adjustment loss at the date of adoption.